Leases - Rollforward of lease liabilities relating to Notes and Equity (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	R$ 14,582,833
Current	3,687,392	R$ 4,025,948
Non-current	11,459,019	10,556,885
Interest expense on lease liabilities	2,420,557	2,533,128	R$ 2,433,640
Balances at the end of the period	15,146,411	14,582,833
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	14,582,833	14,890,575
Current	3,349,056	4,025,948	3,497,665
Non-current	9,106,771	10,556,885	11,392,910
Increase through new leases, liabilities arising from financing activities	1,108,706	1,814,168
Interest expense on lease liabilities	2,328,668	2,533,128
Transfers	(2,634,969)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(980,080)	(935,614)
Balances at the end of the period	12,455,827	14,582,833	R$ 14,890,575
Lease equity
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	0
Current	216,388	0
Non-current	1,443,351	0
Increase through new leases, liabilities arising from financing activities	17,270
Interest expense on lease liabilities	55,597
Transfers	1,640,771
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(53,899)
Balances at the end of the period	R$ 1,659,739	0
Lease equity | Lessors [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	3 years 7 months 6 days
Weighted average lessee's incremental borrowing rate applied to lease liabilities	14.60%
Balances at the beginning of the period	R$ 0
Increase through new leases, liabilities arising from financing activities	17,270
Interest expense on lease liabilities	55,597
Transfers	1,640,771
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(53,899)
Balances at the end of the period	1,659,739	0
Lease notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	0
Current	121,948	0
Non-current	908,897	0
Increase through new leases, liabilities arising from financing activities	11,097
Interest expense on lease liabilities	36,292
Transfers	1,018,404
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(34,948)
Balances at the end of the period	R$ 1,030,845	0
Lease notes | Lessors [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	6 years 6 months
Weighted average lessee's incremental borrowing rate applied to lease liabilities	14.80%
Balances at the beginning of the period	R$ 0
Increase through new leases, liabilities arising from financing activities	11,097
Interest expense on lease liabilities	36,292
Transfers	1,018,404
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(34,948)
Balances at the end of the period	R$ 1,030,845	R$ 0